Shares Held by ESOP (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Allocated	243,549	214,146
Committed to be allocated	48,638	48,637
Unallocated	459,163	507,801
Total shares	751,350	770,584
Fair value of unallocated shares	$ 5,202	$ 6,119